Fair Value of Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 10, 2021	Dec. 02, 2020
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Fair value assets level 1 to 2 transfers	$ 0	$ 0	$ 0	$ 0
Fair value assets level 2 to 1 transfers	0	0	0	0
Fair value liabilities level 1 to 2 transfers	0	0	0	0
Fair value liabilities level 2 to 1 transfers	0	0	0	0
Fair value assets transfers in to level 3	0	0	0	0
Fair value assets transfers out of level 3	0	0	0	0
Fair value liability transfers in to level 3	0	0	0	0
Fair value liability transfers out of level 3	$ 0	$ 0	0	$ 0
Debt instrument, face amount						$ 2,990
Ally Financial
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Amount of floor plan credit facility					$ 30,000
Convertible note
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Fair value of debt			$ 3,264